INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2017
Income Before Income Taxes	Income before income taxes consisted of:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Non - PRC	(2,381)	(1,929)	(4,204)
PRC	32,828	34,581	25,245

	30,447	32,652	21,041

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Current tax expense	4,798	5,799	5,344
Deferred tax expense (benefit)	1,076	351	(724)

	5,874	6,150	4,620

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Income before taxes	30,447	32,652	21,041

Income tax expense computed at applicable tax rates of 25%	7,612	8,162	5,260
Effect of different tax rates in different jurisdictions	614	413	988
Non-deductible expenses	120	670	933
Effect of tax holidays	(3,001)	(3,464)	(2,812)
Effect of valuation allowances	59	164	116
Withholding tax on undistributed earnings	507	574	572
Income tax reversal	(37)	(369)	(437)

	5,874	6,150	4,620

Effective income tax rate	19.29%	18.83%	21.96%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
The aggregate amount of tax holidays	3,001	3,464	2,812

The aggregate effect on basic and diluted net income per share:
- Basic	0.02	0.03	0.02

- Diluted	0.02	0.03	0.02

Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of September 30,
	2016	2017
	US$	US$
Current deferred tax assets
Payroll payable	814	—
Advertisement expenses	—	137
Impairment loss from a long-term investment	—	170
Accrued expenses	621	877
Allowance for doubtful accounts	185	465
Net operating loss carry-forwards	76	215

Total current deferred tax assets	1,696	1,864
Less: valuation allowance	(20)	(210)

Current deferred tax assets, net	1,676	1,654

Non-current deferred tax assets
Intangible assets	8	1
Property, plant and equipment	123	119
Net operating loss carry-forwards	489	1,513

Total non-current deferred tax assets	620	1,633
Less: valuation allowance	(484)	(414)

Non-current deferred tax assets, net	136	1,219

Non-current deferred tax liabilities
Intangible assets	1,757	1,491
Withholding tax on undistributed earnings	2,210	2,801
Unrealized gain on available-for-sale investments	—	26

Total non-current deferred tax liabilities	3,967	4,318

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2015	171
Foreign currency adjustment	(8)

Balance - September 30, 2016	163
Foreign currency adjustment	—

Balance - September 30, 2017	163